Financial instruments (Detail Textuals) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) Customer	Dec. 31, 2021 CAD ($) Customer	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Fair value measurement, Discount rate	20.00%			20.00%
Concentration of credit risk, Percentage Of Accounts Receivable	97.00%	95.00%
Number of customers owing greater than 10% of accounts receivable | Customer	3	3
Bad debt expenses	$ 218	$ 305
Increase in discount rate for calculating royalty obligation	1.00%			1.00%
Accounts payable | €				€ 369
Discount rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Increase in discount rate for calculating royalty obligation	12.00%			12.00%
Fair value measurement, Discount rate	1.00%			1.00%
Increase decrease in the fair value of liabilitites due to changes in discount rate		3
Discount rate, measurement input | Non Current Portion Of Acquistion Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Increase in discount rate for calculating royalty obligation	1.00%			1.00%
Fair value measurement, Discount rate	10.00%			10.00%
Increase decrease in the fair value of liabilitites due to changes in discount rate		3
Other price risk
Disclosure of detailed information about financial instruments [line items]
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar	162	64
Amount of Change in net income due to 1% appreciation or deterioration of the Canadian dollar against the U.S. dollar	49	37
Amount of Change in net income due to 5% appreciation or deterioration of the Canadian dollar against the Euro	27	71
AGGRASTAT
Disclosure of detailed information about financial instruments [line items]
Amount of Change in royalty obligation liability if the expected revenue from AGGRASTAT sales were to change by 10%	8	49
Amount of Change in royalty obligation liability if If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%	$ 0	$ 1